Stock-Based Compensation (Details Textual) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended					12 Months Ended					1 Months Ended								6 Months Ended
	Jun. 30, 2012	Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Sep. 08, 2008	Dec. 31, 2013 Subsequent Event [Member]	Jun. 30, 2014 Stock Option Plan 2008 [Member]	Dec. 31, 2013 Stock Option Plan 2008 [Member]	Jul. 13, 2012 Stock Option Plan 2008 [Member]	Jul. 31, 2010 Stock Option Plan 2008 [Member]	Jul. 31, 2010 Stock Option Plan 2008 [Member] Upto Ten Percentage Of Total Combined Voting Power [Member]	Jul. 31, 2010 Stock Option Plan 2008 [Member] More Than Ten Percentage Of Total Combined Voting Power [Member]	Jun. 30, 2014 Amended and Restated 1999 Stock Option Plan [Member]	Dec. 31, 2013 Amended and Restated 1999 Stock Option Plan [Member]	Jan. 01, 2009 Amended and Restated 1999 Stock Option Plan [Member]	Jun. 30, 2014 Amended and Restated 1999 Directors Stock Option Plan [Member]	Dec. 31, 2013 Amended and Restated 1999 Directors Stock Option Plan [Member]	Jan. 01, 2009 Amended and Restated 1999 Directors Stock Option Plan [Member]	Jun. 30, 2014 Restricted Stock [Member]
Stock Based Compensation [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance							1,250,000		1,250,000		3,750,000	2,500,000
Maximum Exercise Price Percentage On Fair Market Value													100.00%	110.00%
Granted, Weighted Average Exercise Price, Options (in dollars per share)		$ 1.21	$ 1.20		$ 1.40
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value, Options		$ 0.67	$ 0.69		$ 1.06
Granted, Number of Shares, Restricted Stock		95,000	50,000		194,805																95,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Number of Shares Authorized																	3,750,000			75,000
Outstanding, Number of Shares, Options			3,291,738		2,956,738	3,148,321			2,399,038	2,332,374					936,864	936,864		20,000	22,500
Share Based Compensation Arrangement By Share Based Payment Award Options Exercisable Weighted Average Fair Value, Options		$ 0.90	$ 0.89
Exercisable, Aggregate Intrinsic Value, Options		$ 169,000	$ 738,000		$ 1,894,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		312,000	912,000
Stockholders' Equity, Reverse Stock Split	1-for-4
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Options		$ 176,000	$ 295,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition, Options		1 year 9 months 18 days	1 year 9 months 29 days
Granted, Number Of Shares		225,000	860,000		450,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period, Weighted Average Grant Date Fair Value		$ 1.21	$ 1.97		$ 0.92																$ 1.21
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested In Period			50,000	[1]	194,805			32,500													40,000 [2]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period																					25,000

[1]	Vested shares included 50,000 shares of restricted common stock issued in the year ended December 31, 2013 for which final vesting of 32,500 shares of restricted common stock was approved by the Company’s compensation committee in March 2014.
[2]	Vested shares included 25,000 shares of restricted common stock issued in 2014 for which final vesting is subject to the approval of Company’s compensation committee.